As filed with the Securities and Exchange Commission on September 29, 2006


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
            --------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
            Neuberger Berman Real Estate Securities Income Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.


ITEM 1. SCHEDULE OF INVESTMENTS.

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

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc.
---------------------------------------------------------------


NUMBER OF SHARES                                   MARKET VALUE(+)        NUMBER OF SHARES                           MARKET VALUE(+)
                                                  ($000'S OMITTED)                                                  ($000'S OMITTED)
COMMON STOCKS (102.0%)                                                    LODGING (3.6%)
APARTMENTS (12.4%)                                                           296,500  Ashford Hospitality Trust           3,484
    591,100  Apartment Investment & Management            28,426             433,000  Hospitality Properties Trust       18,866
     20,000  SL Green Realty, Ser. D                         509          SHAREHOLDERS (100.0%)                       $ 629,338
    175,000  BNP Residential Properties                    3,005                                                         22,350
    110,000  Camden Property Trust                         8,409
    448,900  Education Realty Trust                        7,016          OFFICE (24.3%)
     49,400  Home Properties                               2,756               502,813  Brandywine Realty Trust          15,909
    172,400  Mid-America Apartment Communities             9,847               695,000  Equity Office Properties Trust   26,347
     93,200  Post Properties                               4,475               248,200  Glenborough Realty Trust          5,510
                                                       ----------              556,700  Highwoods Properties             20,732
                                                          78,143             2,689,500  HRPT Properties Trust            31,602
                                                                               139,400  Kilroy Realty                    10,300
COMMERCIAL SERVICES (8.5%)                                                      41,800  Mack-Cali Realty                  2,019
    457,600  Capital Trust                                15,732               622,000  Maguire Properties               23,269
    182,000  Deerfield Triarc Capital                      2,479               390,100  Reckson Associates Realty        17,371
    866,300  Gramercy Capital                             22,143 (E)                                                  ----------
     50,000  Newcastle Investment                          1,284                                                        153,059
    981,400  NorthStar Realty Finance                     11,836
                                                       ----------         OFFICE - INDUSTRIAL (1.6%)
                                                          53,474               215,000  Liberty Property Trust           10,073

COMMUNITY CENTERS (4.4%)                                                  REGIONAL MALLS (4.8%)
    146,200  Cedar Shopping Centers                        2,216             740,500  Glimcher Realty Trust              17,513 (E)
    480,000  Heritage Property Investment Trust           17,323              36,100  Macerich Co.                        2,626
    174,400  New Plan Excel Realty Trust                   4,520             258,900  Pennsylvania REIT                  10,196
    117,400  Tanger Factory Outlet Centers                 3,863 (00)                                                 ----------
                                                       ----------                                                        30,335
                                                          27,922
                                                                          SELF STORAGE (2.5%)
DIVERSIFIED (18.4%)                                                          127,000  Extra Space Storage                 2,023
      631,700  Colonial Properties Trust                  30,277             267,700  Sovran Self Storage                13,832 (E)
    1,511,500  Crescent Real Estate Equities              29,504                                                      ----------
      784,800  iStar Financial                            31,204                                                         15,855
      143,300  Lexington Corporate Properties Trust        2,855 (E)
      761,500  Newkirk Realty Trust                       12,093          TOTAL COMMON STOCKS                           641,877
      870,300  Spirit Finance                              9,660          (COST $504,755)                            -----------
                                                       ----------
                                                         115,593          PREFERRED STOCKS (35.0%)

FREESTANDING (1.6%)                                                       APARTMENTS (1.6%)
      479,000  National Retail Properties                  9,982 (E)         190,000  Apartment Investment &
                                                                                       Management, Ser. U                 4,765
HEALTH CARE (12.7%)                                                          200,000  Associated Estates Realty,
      497,800  Health Care Property Investors             13,650                       Ser. B                             5,198
      231,700  Health Care REIT                            8,385 (E)                                                  ----------
      101,700  Healthcare Realty Trust                     3,365                                                          9,963
       66,700  LTC Properties                              1,472
    1,110,500  Nationwide Health Properties               26,341 (E)      COMMUNITY CENTERS (1.0%)
    2,010,900  OMEGA Healthcare Investors                 26,866              60,000  Cedar Shopping Centers, Ser. A      1,569
                                                       ----------             70,000  Saul Centers, Ser. A                1,809
                                                          80,079             110,000  Tanger Factory Outlet Centers,
                                                                                       Ser. C                             2,739
INDUSTRIAL (7.2%)                                                                                                     ----------
    430,529  EastGroup Properties                          20,248                                                         6,117
    614,800  First Industrial Realty Trust                 24,764 (E)
                                                       ----------         DIVERSIFIED (5.4%)
                                                           45,012             32,400  Colonial Properties Trust,
                                                                                       Ser. E                               823
                                                                             160,000  Cousins Properties, Ser. B          4,112
                                                                             430,000  Crescent Real Estate Equities,
                                                                                       Ser. A                             9,030
                                                                             200,000  iStar Financial, Ser. G             5,000
                                                                             600,000  iStar Financial, Ser. I            14,766
                                                                                                                      ----------
                                                                                                                         33,731


See Notes to Schedule of Investments
                                                                 1

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc. cont'd
----------------------------------------------------------------------


NUMBER OF SHARES                                   MARKET VALUE(+)        PRINCIPAL AMOUNT                           MARKET VALUE(+)
                                                  ($000'S OMITTED)                                                  ($000'S OMITTED)
HEALTH CARE (4.1%)                                                        REPURCHASE AGREEMENTS (2.1%)
    417,000  LTC Properties, Ser. F                        10,488         $ 13,000,000 Banc of America Securities, LLC,
    600,000  OMEGA Healthcare Investors, Ser. D            15,444                      Repurchase Agreement, 5.28%, due
                                                       ----------                      8/1/06, dated 7/31/06, Maturity
                                                           25,932                      Value $13,001,907, Collateralized
                                                                                       by $13,201,809 Freddie Mac,
LODGING (10.8%)                                                                        5.00%, due 04/01/36 (Collateral
    165,000  Ashford Hospitality Trust, Ser. A              4,227                      Value $13,260,000) (COST $13,000) 13,000 (#)
    132,800  Eagle Hospitality Properties Trust, Ser. A     3,320                                                      --------
     54,600  Equity Inns, Ser. B                            1,447
    327,700  Felcor Lodging Trust, Ser. C                   8,055         NUMBER OF SHARES
     80,900  Hersha Hospitality Trust, Ser. A               2,031
     42,000  Host Hotels & Resorts, Ser. E                  1,132         SHORT-TERM INVESTMENTS (7.8%)
    780,000  Innkeepers USA Trust, Ser. C                  19,617            2,937,723  Neuberger Berman Prime Money
    140,000  LaSalle Hotel Properties, Ser. D               3,367                        Fund Trust Class                 2,938 (@)
    123,000  LaSalle Hotel Properties, Ser. E               3,136
     50,000  Strategic Hotels & Resorts, Ser. A             1,270 (n)       46,475,922  Neuberger Berman Securities
    203,100  Strategic Hotels & Resorts, Ser. C             5,122                        Lending Quality Fund, LLC       46,476 (++)
    135,000  Sunstone Hotel Investors, Ser. A               3,390                                                      --------
    480,000  Winston Hotels, Ser. B                        11,976
                                                       ----------         TOTAL SHORT-TERM INVESTMENTS
                                                           68,090         (COST $49,414)                                 49,414 (#)
                                                                                                                       --------
MANUFACTURED HOMES (2.3%)
    600,000  Affordable Residential Communities, Ser. A    14,310         TOTAL INVESTMENTS (146.9%)
                                                                          (COST $784,990)                               924,510 (##)
OFFICE (5.9%)                                                             Liabilities, less cash, receivables and other
    100,000  Brandywine Realty Trust, Ser. C                2,492          assets [(8.0%)]                              (50,172)(@@)
     80,000  Brandywine Realty Trust, Ser. D                2,016         Liquidation Value of Auction Market Preferred
     90,000  Corporate Office Properties Trust, Ser. H      2,259          Shares [(38.9%)]                            (245,000)
      6,000  Highwoods Properties, Ser. A                   6,288                                                    ----------
    840,000  Maguire Properties, Ser. A                    21,185
    100,000  SL Green Realty, Ser. C                        2,514         TOTAL NET ASSETS APPLICABLE TO COMMON
     20,000  SL Green Realty, Ser. D                          509         SHAREHOLDERS (100.0%)                       $ 629,338
                                                       ----------                                                    ----------
                                                           37,263

OFFICE - INDUSTRIAL (0.6%)
    70,000  Digital Realty Trust, Ser. A                    1,781
    60,800  Digital Realty Trust, Ser. B                    1,480
    32,000  PS Business Parks, Ser. K                         826
                                                       ----------
                                                            4,087

REGIONAL MALLS (3.0%)
     50,000  Glimcher Realty Trust, Ser. F                  1,280
    425,000  Glimcher Realty Trust, Ser. G                 10,718
     78,400  Taubman Centers, Ser. G                        2,013
    191,600  Taubman Centers, Ser. H                        4,823
                                                       ----------
                                                           18,834

SELF STORAGE (0.3%)
     75,000  Shurgard Storage Centers, Ser. D               1,892

TOTAL PREFERRED STOCKS
(COST $217,821)                                           220,219
                                                       ----------


                                                                 2
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

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------


(+)  Investments in equity securities by Neuberger Berman Real Estate Securities
     Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades.
     Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At July 31, 2006, the cost of investments for U.S. federal income tax purposes was $784,990,000. Gross unrealized appreciation of investments was $142,267,000 and gross unrealized depreciation of investments was $2,747,000, resulting in net unrealized appreciation of $139,520,000, based on cost for U.S. federal income tax purposes.

(@)  Neuberger Berman Prime Money Fund ("Prime Money") is also managed by
     Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)  All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At July 31, 2006, these securities amounted to $1,270,000 or 0.2% of net assets applicable to common shareholders.

(00) All or a portion of this security is segregated as collateral for interest rate swap contracts.


                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS CONT'D
---------------------------------------



(@@) At July 31, 2006, the Fund had outstanding interest rate swap contracts as follows:


                                                               RATE TYPE
                                                        -------------------
                                                                       VARIABLE-
                                                                            RATE
                                                        FIXED-RATE      PAYMENTS    ACCRUED NET
      SWAP                                                PAYMENTS      RECEIVED       INTEREST       UNREALIZED
      COUNTER          NOTIONAL        TERMINATION         MADE BY        BY THE     RECEIVABLE     APPRECIATION           TOTAL
      PARTY              AMOUNT               DATE        THE FUND        FUND(1)     (PAYABLE)   (DEPRECIATION)      FAIR VALUE
      Merrill
      Lynch        $100,000,000  February 23, 2008          3.035%         5.40%        $59,125       $3,497,767      $3,556,892
      Merrill
      Lynch         $85,000,000  February 23, 2009          3.387%         5.40%         42,776        3,894,316       3,937,092
                                                                                       --------       ----------      ----------
                                                                                       $101,901       $7,392,083      $7,493,984

      (1) 30 day LIBOR (London Interbank Offered Rate)











For more information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.


By: /s/ Peter E. Sundman
    -------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006



By: /s/ John M. McGovern
    ----------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 25, 2006